Summary of Significant Accounting Policies - Prepaid Expenses and Accrued Expenses (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
Interest		$ 124,764	$ 131,448
Dividends		190,559	187,867
Operating lease liabilities		259,597	250,239
Other		457,617	576,734
Accrued expenses and other current liabilities	$ 883,323	$ 1,032,537	$ 1,146,288